Convertible Preferred Stock - Additional Information (Detail) - shares	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Convertible preferred stock		90,000,000	90,000,000
Undesignated Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock	100,000,000	9,528,487	9,528,487
Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0